Private Placement (Details) - Athena Technology Acquisition Corp [Member] - USD ($)	1 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Private Placement [Member]
Private Placement (Details) [Line Items]
Aggregate of purchase shares (in Shares)	700,000	700,000
Price per share	$ 10	$ 10
Aggregate of purchase price (in Dollars)	$ 7,000,000	$ 7,000,000
Public units, description	Each Private Placement Unit will consist of one share of Class A common stock (the “Private Placement Shares”) and one-third of one warrant (the “Private Placement Warrants”). Each whole Private Placement Warrant is exercisable for one whole share of Class A common stock at a price of $11.50 per share, subject to adjustment.
Class A Common Stock [Member]
Private Placement (Details) [Line Items]
Price per share	$ 11.5	$ 11.5